PROPERTY AND EQUIPMENT, NET - Narrative (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,195	¥ 1,276	¥ 1,312